UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

December 1, 2019 to December 31, 2019

Commission File Number of issuing entity: 333-224598-01

Central Index Key Number of issuing entity: 0001754377

VERIZON OWNER TRUST 2018-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-224598

Central Index Key Number of depositor: 0001737286

VERIZON ABS LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Audrey Prashker, Esq.

908-559-5430

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

22-3372889

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey	07920
(Address of principal executive offices of the issuing entity)	(Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A-1a Notes	☐	☐	☒
Floating Rate Class A-1b Notes	☐	☐	☒
Fixed Rate Class B Notes	☐	☐	☒
Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I — DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Owner Trust 2018-A is set forth in the monthly investor report relating to the January 21, 2020 distribution, which is attached as Exhibit 99.1.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Owner Trust 2018-A for the distribution period commencing on December 1, 2019 and ending on December 31, 2019. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on February 3, 2020 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Owner Trust 2018-A.

All of the receivables acquired by Verizon Owner Trust 2018-A from January 1, 2019 to and including December 31, 2019 (the “2019 Additional Receivables”) were reviewed by Cellco Partnership to confirm that the 2019 Additional Receivables satisfied the requirements and tests set forth in the prospectus, dated October 2, 2018 (the “Prospectus”), under the headings “Receivables—Criteria for Selecting the Receivables” (as of the related cutoff date) and “Receivables—Pool Composition and Credit Enhancement Tests” (as of the related cutoff date). As of the related cutoff date, (i) all of the 2019 Additional Receivables satisfied the eligibility criteria set forth in the Prospectus under the heading “Receivables—Criteria for Selecting the Receivables” and (ii) the Pool Composition Tests and the Credit Enhancement Test set forth in the Prospectus under the heading “Receivables—Pool Composition and Credit Enhancement Tests” were satisfied with respect to the aggregate pool of receivables held by Verizon Owner Trust 2018-A on such date. In addition, as set forth in Sections XIII and XIV of the monthly investor report relating to the January 21, 2020 distribution, attached as Exhibit 99.1 to this Form 10-D, the Credit Enhancement Test and the Pool Composition Tests (each as defined in the Prospectus) were satisfied with respect to the aggregate pool of receivables held by Verizon Owner Trust 2018-A as of December 31, 2019, which included 2019 Additional Receivables. Neither Verizon ABS LLC nor Cellco Partnership engaged a third party to assist with the review of the 2019 Additional Receivables.

Pursuant to the requirements of Item 1121(b) of Regulation AB, (i) there are no material changes to the information provided in the Prospectus pursuant to Items 1110 and 1112 of Regulation AB and (ii) certain changes to the information provided in the Prospectus or otherwise previously disclosed in a report filed under the Securities Exchange Act of 1934, as amended, pursuant to Items 1111 of Regulation AB are provided in Section XVI of the monthly investor report relating to the January 21, 2020 distribution, attached as Exhibit 99.1 to this Form 10-D, and in the tables set forth below. It is noted that prior to August, 2019, if a customer had 210 days or more of customer tenure with Verizon Wireless, the credit decision process relied solely on internal data sources. Beginning in August, 2019, if a customer has more than 45 days of customer tenure, the credit decision process relies on a combination of internal and external data sources. If a customer is either new to Verizon Wireless or has 45 or less days of customer tenure, the credit decision process relies more heavily on external data sources. External data sources include obtaining a credit report from a national consumer credit reporting agency, if available.

The following tables show the characteristics or distributions of some characteristics of the pool of receivables (including the 2019 Additional Receivables) (which are collectively referred to as the “Receivables”) as of December 31, 2019. The values and percentages in the following tables may not sum to total due to rounding. All percentages and averages are based on the aggregate principal balance of the Receivables as of December 31, 2019 unless otherwise stated.

Number of Receivables	5,466,344
Number of accounts	4,855,627
Aggregate original principal balance	$4,044,305,415.72
Aggregate principal balance	$1,893,530,473.19
Principal balance
Minimum	$0.01
Maximum	$1,599.99
Average	$346.40
Average monthly payment	$30.82
Weighted average remaining installments (in months)(1)	14.03
Weighted average FICO® Score(1)(2)(3)	710
Percentage of Receivables with obligors without a FICO® Score(3)	4.44%
Percentage of Receivables with obligors with a down payment(4)	7.06%
Percentage of Receivables with obligors with smart phones	94.77%
Percentage of receivables with obligors with basic phones, tablets, watches or mobile hotspots	5.23%
Percentage of Receivables with obligors with upgrade eligibility(5)	51.07%
Percentage of Receivables with device insurance	41.45%
Percentage of Receivables with account level device insurance(6)	26.04%
Geographic concentration (Top 3 States)(7)
California	10.55%
New York	6.10%
Texas	5.77%
Weighted average customer tenure (in months)(1)(8)	101
Percentage of Receivables with monthly payments	100.00%
Percentage of Receivables with 0.00% APR	100.00%
Percentage of Receivables with 24 month original term	100.00%
Percentage of Receivables with 6 month original term	0.00%
Financing for wireless devices	100.00%
Unsecured Receivables	59.02%
Secured Receivables	40.98%

(1)	Weighted averages are weighted by the aggregate principal balance of the Receivables as of December 31, 2019.
(2)	Excludes Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.
(3)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated, with respect to each obligor, on or about the date on which the Receivable was originated.
(4)	Includes both voluntary and required down payments.
(5)	Comprised of obligors whose wireless devices are subject to Verizon Wireless’ current Annual Upgrade Program.
(6)	See “Origination and Description of Device Payment Plan Agreement Receivables—Insurance on Wireless Devices” in the Prospectus. Excludes Receivables with device insurance.
(7)	Based on the billing addresses of the obligors.
(8)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.

Geographic Concentration of the Receivables(1)

Geographic Concentration	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
California	561,459	$199,727,677.03	10.55%
New York	329,573	115,456,394.47	6.10
Texas	295,237	109,315,852.68	5.77
Florida	293,153	103,257,275.30	5.45
Ohio	268,025	88,355,911.64	4.67
North Carolina	245,586	84,696,926.33	4.47
Pennsylvania	221,483	73,964,060.31	3.91
New Jersey	204,950	70,434,091.04	3.72
Georgia	198,189	69,193,069.39	3.65
Michigan	193,629	64,961,677.62	3.43
Virginia	177,374	61,304,810.84	3.24
Illinois	174,931	61,173,016.69	3.23
All other	2,302,755	791,689,709.85	41.81

Total	5,466,344	$1,893,530,473.19	100.00%

(1)	The table shows the states with concentrations greater than 3.0% of the aggregate principal balance of the Receivables as of December 31, 2019 based on the billing addresses of the obligors.

Distribution of the FICO® Score of the Receivables (1)

FICO® Score	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance	Percentage of Overall Device Payment Plan Portfolio(2)
No FICO® Score(3)	243,348	$84,073,478.03	4.44%	4.66%
250 - 599	781,072	293,658,414.06	15.51	17.14
600 - 649	571,634	206,784,969.09	10.92	11.42
650 - 699	730,770	259,272,318.11	13.69	13.64
700 - 749	848,804	295,767,052.16	15.62	15.07
750 or greater	2,290,716	753,974,241.74	39.82	38.07

Total	5,466,344	$1,893,530,473.19	100.00%	100.00%

(1)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated with respect to each obligor on or about the date on which such Receivable was originated.
(2)

Represents the aggregate principal balance of device payment plan agreements in the device payment plan portfolio in each FICO® Score Range as a percentage of the aggregate principal balance of the device payment plan portfolio as of December 31, 2019.

(3)	Represents Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.

Distribution of the Customer Tenure of the Receivables(1)

Customer Tenure	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Less than 7 months	735,370	$257,066,510.18	13.58%
7 months to less than 12 months	96,306	32,067,347.45	1.69
12 months to less than 24 months	290,111	111,736,363.60	5.90
24 months to less than 36 months	308,673	113,138,679.65	5.98
36 months to less than 48 months	297,182	103,344,186.83	5.46
48 months to less than 60 months	294,841	103,864,693.09	5.49
60 months or greater	3,443,861	1,172,312,692.39	61.91

Total	5,466,344	$1,893,530,473.19	100.00%

(1)	For a complete description of the calculation of Customer Tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.

Distribution of the Monthly Payment on the Receivables

Monthly Payment	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
$0.01 - $15.00	629,059	$75,088,870.21	3.97%
$15.01 - $20.00	378,051	89,954,497.92	4.75
$20.01 - $25.00	461,598	145,830,744.61	7.70
$25.01 - $30.00	805,578	207,185,853.41	10.94
$30.01 - $35.00	1,384,940	494,137,247.75	26.10
$35.01 - $40.00	735,292	262,202,753.55	13.85
$40.01 - $45.00	532,812	251,247,837.93	13.27
Greater than $45.00	539,014	367,882,667.81	19.43

Total	5,466,344	$1,893,530,473.19	100.00%

Distribution of the Remaining Installments on the Receivables

Remaining Installments	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
24 months	16,800	$11,776,933.27	0.62%
23 months	92,715	64,293,559.85	3.40
22 months	130,741	90,690,278.65	4.79
21 months	223,294	151,252,327.07	7.99
20 months	249,239	154,240,718.60	8.15
19 months	185,341	107,472,779.39	5.68
18 months	170,888	94,406,693.61	4.99
17 months	220,704	117,887,822.13	6.23
16 months	218,935	112,071,212.01	5.92
15 months	181,170	88,392,900.09	4.67
14 months	183,198	85,370,320.35	4.51
13 months	182,014	77,234,362.61	4.08
12 months	207,408	81,471,236.09	4.30
11 months	251,561	93,338,349.10	4.93
10 months	226,028	78,746,116.78	4.16
9 months	174,184	58,319,124.20	3.08
8 months	113,244	31,707,252.60	1.67
7 months	313,351	71,581,831.49	3.78
6 months	532,205	109,371,004.67	5.78
5 months	457,660	81,339,379.94	4.30
4 months	347,229	52,234,024.86	2.76
3 months	284,528	34,133,819.98	1.80
2 months	203,456	18,137,155.51	0.96
1 month	155,682	8,859,030.33	0.47
0 months	144,769	19,202,240.01	1.01

Total	5,466,344	$1,893,530,473.19	100.00%

Distribution of the Last Payment Type on the Receivables

Last Payment Type	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Credit or Debit Card	2,526,984	$915,588,533.22	48.35%
ACH	1,477,336	492,349,006.84	26.00
Direct Debit	1,017,906	356,704,828.86	18.84
Check	349,337	95,242,164.32	5.03
Cash or Other(1)	94,781	33,645,940	1.78

Total	5,466,344	$1,893,530,473.19	100.00%

(1)	Includes payments received in the form of cash and Verizon-specific gift cards or through an indirect agent.

PART II — OTHER INFORMATION

Item 10.	Exhibits.

Exhibit 99.1	Monthly investor report relating to the January 21, 2020 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: February 4, 2020

VERIZON OWNER TRUST 2018-A
(Issuing Entity)

By:	Cellco Partnership,
solely as servicer

By:	/s/ Kee Chan Sin
	Name:	Kee Chan Sin
	Title:	Vice President and Assistant Treasurer